Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories, net
	As of December 31,
	2023	2024	2024
	S$	S$	US$
Finished goods	22,852	55,321	40,493
Less: Provision for stock obsolescence	(1,079)	(4,841)	(3,544)
Inventories, net	21,773	50,480	36,949

Schedule of movement in provision for stock obsolescence

Movement in provision for stock obsolescence:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Beginning of the year	-	1,079	790
Inventory write-off for the year	-	(112)	(82)
Reversal for the year	-	(967)	(708)
Charge for the year	1,079	4,841	3,544
End of the year	1,079	4,841	3,544